Investments (Details 9) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 Fixed maturity securities	Dec. 31, 2012 Residential mortgage-backed item	Dec. 31, 2012 Residential mortgage-backed Investment revenue sources Credit concentration	Dec. 31, 2012 Residential mortgage-backed Fixed income portfolio Credit concentration	Dec. 31, 2012 Residential mortgage-backed Total unrealized gain position Credit concentration
Cost or Amortized Cost
Due after one year through five years			$ 2,162
Due after five years through ten years			2,601
Due after ten years			556
Total	5,867		5,319	548
Fair Value
Due after one year through five years			2,145
Due after five years through ten years			2,581
Due after ten years			554
Total Fair Value	$ 5,827		$ 5,280	$ 547
Other information
Concentration percentage					3.00%	0.20%	0.80%
Number of securities with subprime exposure below investment grade	16	26		1